Property and Equipment, net	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

The following is a summary of property and equipment:

	September 30, 2023	December 31, 2022
Office equipment	$248,240	$245,747
Robot assets	3,561,288	3,561,288
Total	3,809,528	3,807,035
Less: accumulated depreciation	(1,827,527)	(430,608)
Property and equipment, net	$1,982,001	$3,376,427

Depreciation expense was $1,396,919 and $40,521 for the nine months ended September 30, 2023 and 2022, respectively.

5.	PROPERTY AND EQUIPMENT, NET

The following is a summary of property and equipment, net at December 31:

	December 31,
	2022	2021
Office equipment	$245,747	$162,085
Robot assets	3,561,288	-
Total	3,807,035	162,085
Less: accumulated depreciation	(430,608)	(42,469)
Property and equipment, net	$3,376,427	$119,616

In November 2022, the Company capitalized $3,561,288 in its next-generation of robot assets, which were financed as part of a failed sales and leaseback transaction (Note 11). Such are held as collateral under the agreement, see Note 11.

Depreciation expense was $388,139 and $42,469 for the periods ended December 31, 2022 and 2021, respectively.